MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST   Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1998               New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Tax-Free Daily Income Trust for the six-month period ended June 30, 1998.

Tax-free money market yields showed a modest bias toward lower rates in the first half of 1998. With no change in Federal Reserve Board monetary policy and little reason to believe that a move was imminent, short-term municipal interest rates were driven primarily by market forces of supply and demand. The benefits of continued economic growth were evident in stronger municipal government balance sheets and reduced cash flow borrowing. The crisis in Asia had little impact on the municipal money market because most tax-free money funds had already significantly reduced or eliminated holdings of variable rate demand obligations (VRDOs) with exposure to Asian bank liquidity facilities.

Yields edged downward for municipal securities maturing in six months to one year. The Bond Buyer One-Year Note Index, a benchmark indicator of longer-term municipal money market yields, declined 18 basis points from 3.77 percent in late December 1997 to 3.59 percent at the end of June 1998. On a year-over-year basis, one year note yields were 26 basis points lower this June. Reflecting the relative stability of one year interest rates, the range from high to low for the Index was only 27 basis points during the six-month period versus 56 basis points for the same period one year ago.

The ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 66 percent at the end of June, somewhat lower than the 68 percent ratio at the end of 1997. A declining ratio means that securities in this sector of the municipal market outperformed Treasuries with comparable maturities.

Yields for the shortest tax-free money market maturities responded quickly to changing cash flow patterns of municipal money funds and fluctuated over a wider range than yields for longer maturities. Yields for weekly VRDOs moved over a 155 basis point range from a low of 2.85 percent in February to a high of 4.40 percent during income tax payment season in April. This range of movement was nearly identical to the range year.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter Tax-Free Daily Income Trust's annualized net investment income (ratio to average net assets) was 2.84 percent for the six-month period ended June 30, 1998. The Fund's thirty-day average yield was
2.87 percent as of June 30, 1998.

On June 30, the Fund's net assets exceeded $500 million with 55 percent of the Fund's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities held in the portfolio, comprised 33 percent and 12 percent of the portfolio, respectively. The Fund was broadly diversified geographically with holdings in 33 states.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments. Holdings of issues with exposure to Asian bank letters of credit or liquidity facilities were eliminated two years ago.

The Fund's weighted average maturity ranged from approximately 30 to 50 days for most of the period between January and the middle of June. In late June, investments were made in newly issued one year tax and revenue anticipation notes (TRANs) which come to market in large supply at mid-year. The addition of longer fixed-rate securities tends to smooth out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes. At the end of June, the Fund's weighted average maturity had lengthened to 68 days.


LOOKING FORWARD

The fundamentals are in place for a year of slower but solid domestic economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower long-term interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures. Given the currently favorable outlook for interest rates, the weighted average maturity for the Fund's portfolio is expected to remain in a moderate to longer range of 40 to 70 days in the period ahead. In light of tight employment conditions, however, we will be watchful for signs of accelerating labor costs which could threaten the Federal Reserve Board's presently neutral monetary policy.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

We appreciate your support of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.


Sincerely yours,




/s/ CHARLES A. FIUMFREDDO
----------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                      COUPON      DEMAND
 THOUSANDS                                                                                       RATE+       DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (58.4%)
            ALABAMA
 $  5,000   Birmingham Medical Clinic Board, University of Alabama Health Services
             Foundation Ser 1991 ...........................................................  3.45 %       07/08/98    $  5,000,000
            ARIZONA
    1,300   Maricopa County, Arizona Public Service Co Ser 1994 F ..........................  4.00         07/01/98       1,300,000
    4,600   Tempe, Excise Tax Ser 1998 .....................................................  3.85         07/01/98       4,600,000

            CALIFORNIA
    5,000   California Health Facilities Financing Authority, Catholic Healthcare West
             1997 Ser B (MBIA) .............................................................  3.00         07/08/98       5,000,000
    3,000   California Pollution Control Financing Authority, Southern California
             Edison Co 1986 Ser A ..........................................................  3.45         07/01/98       3,000,000
    8,000   California Public Capital Improvements Financing Authority, Pooled
             Ser 1988 C ....................................................................  3.65         09/15/98       8,000,000

            COLORADO
    9,000   Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser A .............  3.80         07/08/98       9,000,000

            CONNECTICUT
    2,500   Connecticut Health & Educational Facilities Authority, Yale University Ser T.     3.45         07/08/98       2,500,000
             Connecticut Special Assessment,
   10,000    Unemployment Compensation 1993 Ser C (FGIC) ...................................  3.90         07/01/98      10,000,000
    6,000    Unemployment Compensation 1993 Ser C (FGIC) ...................................  3.60         07/01/99       6,000,000

            DISTRICT OF COLUMBIA
    4,800   District of Columbia, The American University Ser 1985 .........................  3.60         07/08/98       4,800,000

            FLORIDA
    9,800   Dade County, Water & Sewer Ser 1994 (FGIC) .....................................  3.40         07/08/98       9,800,000
   17,600   Dade County Industrial Development Authority, Dolphins Stadium
             Ser 1985 A** ..................................................................  3.55         07/08/98      17,600,000
    4,000   Escambia County, Gulf Power Co Ser 1997 ........................................  3.90         07/01/98       4,000,000

            HAWAII
    5,000   Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual
             Tender Ser 1984 B .............................................................  3.70         09/01/98       5,000,000

            ILLINOIS
   10,000   Illinois Educational Facilities Authority, Northwestern University
             Ser 1988** ....................................................................  3.55         07/08/98      10,000,000
    3,000   Illinois Health Facilities Authority, Northwestern Memorial Hospital
             Ser 1995 ......................................................................  3.80         07/01/98       3,000,000
    6,000   Illinois Toll Highway Authority, Refg Ser 1993-B (MBIA) ........................  3.40         07/08/98       6,000,000




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON    DEMAND
 THOUSANDS                                                                              RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000   Oak Forest, Homewood South Suburban Mayors & Managers Assn
            Ser 1989 ................................................................ 3.50 %   07/08/98    $ 10,000,000
    6,300   Chicago, Tender Notes Ser 1997, dtd 02/19/97 ............................  3.55    10/29/98       6,300,000
            INDIANA
    3,600   Indiana Hospital Equipment Financing Authority, Ser 1985 A (MBIA) .......  3.60    07/08/98       3,600,000
            KENTUCKY
    8,950   Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC Gtd)**.....  3.65    07/08/98       8,950,000
            LOUISIANA
   10,000   New Orleans Aviation Board, Ser 1993 B (MBIA) ...........................  3.50    07/08/98      10,000,000
            MASSACHUSETTS
    5,000   Massachusetts Bay Transportation Authority, 1984 Ser A ..................  3.40    09/01/98       5,000,000
            Massachusetts Health & Educational Facilities Authority,
    5,500   Amherst College Ser F ...................................................  3.40    07/08/98       5,500,000
    5,000   Harvard University Ser 1985 I ...........................................  3.40    07/08/98       5,000,000
            MINNESOTA
    1,000   Beltrami County, Environmental Northwood Panelboard Co Ser 1991 .........  4.00    07/01/98       1,000,000
    4,600   Minneapolis & St Paul Housing & Redevelopment Authority, Childrens'
            Health Care Ser 1995 B (FSA) ............................................  4.05    07/01/98       4,600,000
            MISSOURI
    7,200   Missouri Health & Educational Facilities Authority, Cox Health Care
            Ser 1997 (MBIA) .........................................................  3.80    07/01/98       7,200,000
    7,700   St Louis County Industrial Development Authority, Charity Obligated
            Group - Daughters of Charity National Health System Ser 1997 E ..........  3.40    07/08/98       7,700,000
            NEW JERSEY
    4,000   Gloucester County, Mobil Oil Refining Corp Ser 1993 A ...................  3.15    07/08/98       4,000,000
            NEW YORK
    3,000   New York City Municipal Water Finance Authority, 1994 Ser C (FGIC) ......  4.00    07/01/98       3,000,000
            NORTH CAROLINA
    4,700   Asheville, Ser 1993 A COPs ..............................................  3.50    07/08/98       4,700,000
    5,000   North Carolina Medical Care Commission, Duke University Hospital
            Ser 1985 B ..............................................................  3.45    07/08/98       5,000,000
            OHIO
    9,400   Columbus, Unlimited Tax Ser 1995-1 ......................................  3.40    07/08/98       9,400,000
   10,000   Cuyahoga County, Cleveland Clinic Foundation Ser 1998 A .................  3.55    07/08/98      10,000,000
    1,400   Ohio Air Quality Development Authority, Mead Co 1986 Ser A ..............  3.90    07/01/98       1,400,000
            OKLAHOMA
   11,465   Oklahoma Water Resources Board, State Loan Prog Ser 1994A & Ser 1995.....  3.55    09/01/98      11,465,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    DEMAND
 THOUSANDS                                                                                  RATE+     DATE*        VALUE
-----------                                                                               -------- ---------- ---------------
            PENNSYLVANIA
 $  2,100   Delaware County Industrial Development Authority, United Parcel Service
            of America Ser 1985 ......................................................... 3.90 %   07/01/98    $  2,100,000
            SOUTH CAROLINA
            York County,
    7,815   North Carolina Electric Membership Corp, Ser 1984 N-5 (NRU-CFC Gtd) .........  3.50    09/15/98       7,815,000
    8,650   Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd) ............  3.45    08/15/98       8,650,000
            TEXAS
    4,700   Lower Neches Valley Authority, Chevron USA Inc Ser 1987 .....................  3.45    08/17/98       4,700,000
            UTAH
   10,000   Intermountain Power Agency, 1985 Ser F ......................................  3.45    09/15/98      10,000,000
    5,300   Salt Lake County, Service Station Holdings British Petroleum Ser 1994 B .....  4.00    07/01/98       5,300,000
            WASHINGTON
    8,500   Washington, Ser 1996 A ......................................................  3.40    07/08/98       8,500,000
            WEST VIRGINIA
    5,000   Pleasants County Commission, American Cyanamid Co Ser 1985 ..................  3.70    07/08/98       5,000,000
            WISCONSIN
   10,000   Wisconsin Health & Educational Facilities Authority, Franciscan Health
            Care Inc Ser 1985 A-1 .......................................................  3.50    07/08/98      10,000,000
                                                                                                               ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $300,480,000)................................................                       300,480,000
                                                                                                               ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                                                                                                            YIELD TO
 PRINCIPAL                                                                                                  MATURITY
 AMOUNT IN                                                                             COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                              RATE      DATE      PURCHASE       VALUE
-----------                                                                           -------- ---------- ----------- --------------
            TAX-EXEMPT COMMERCIAL PAPER (34.8%)
            COLORADO
$  6,800    Platte River Power Authority, Electric Subordinate Lien S-1 ..............3.65 %     10/22/98   3.65 %    $  6,800,000
            GEORGIA
            Georgia Municipal Gas Authority,
   6,100    Southern Portfolio I Ser D ...............................................3.60       09/10/98   3.60         6,100,000
   6,300    Southern Portfolio I Ser D ...............................................3.65       09/10/98   3.65         6,300,000
   5,000    Southern Portfolio I Ser D ...............................................3.65       10/20/98   3.65         5,000,000
            HAWAII
   6,200    Hawaii Department of Budget & Finance, Citizens Utilities Co Ser 1985 ....3.65       10/15/98   3.65         6,200,000
            INDIANA
   5,000    Indianapolis, Citizens Gas & Coke Utility Ser 1987 .......................3.75       09/14/98   3.75         5,000,000
            LOUISIANA
  12,000    Louisiana Public Finance Authority, Our Lady of the Lake Regional
            Medical Center Ser 1985 (FSA) ............................................3.70       10/15/98   3.70        12,000,000
   4,200    Plaquemines Port Harbor & Terminal District, Electric-Coal Transfer Co
            Ser 1985 D ...............................................................3.70       08/13/98   3.70         4,200,000
            MARYLAND
   5,000    Montgomery County, 1995 Ser BANs .........................................3.60       10/14/98   3.60         5,000,000
            MINNESOTA
   4,500    Rochester, Mayo Foundation/Mayo Medical Center Ser 1992 B ................3.70       08/13/98   3.70         4,500,000
            MISSOURI
   5,600    Missouri Health & Educational Facilities Authority, SSM Health Care
            Ser 1988 C ...............................................................3.75       08/17/98   3.75         5,600,000
            NORTH CAROLINA
   7,900    North Carolina Eastern Municipal Power Agency, Ser 1996 ..................3.65       08/19/98   3.65         7,900,000
            OHIO
   5,500    Ohio Air Quality Development Authority, Cleveland Electric Illuminating Co
            1988 Ser B (FGIC) ........................................................3.70       08/10/98   3.70         5,500,000
            PENNSYLVANIA
  12,000    Montgomery County Industrial Development Authority, PECO Energy Co
            1994 Ser A ...............................................................3.55       07/21/98   3.55        12,000,000
   5,000    Pennsylvania, Ser 1997 A BANs ............................................3.35       07/23/98   3.35         5,000,000
            SOUTH CAROLINA
   5,000    South Carolina Public Service Authority, Promissory Notes ................3.50       10/21/98   3.50         5,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                                                                                                              YIELD TO
 PRINCIPAL                                                                                                    MATURITY
 AMOUNT IN                                                                               COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                                RATE      DATE      PURCHASE       VALUE
-----------                                                                             -------- ---------- ----------- ------------
            TEXAS
$ 10,000    Bexar Metropolitan Water District, Ser 1997 ................................3.85 %    07/17/98    3.85 %    $ 10,000,000
            Houston,
   8,100    1993 Ser A .................................................................3.45      07/14/98    3.45        8,100,000
   5,600    1993 Ser A .................................................................3.70      08/20/98    3.70        5,600,000
   8,000    Water & Sewer 1994 Ser A ...................................................3.70      08/26/98    3.70        8,000,000
   5,100    Water & Sewer 1994 Ser A ...................................................3.60      10/06/98    3.60        5,100,000
   6,000    San Antonio, Electric & Gas Ser 1995 A .....................................3.50      10/07/98    3.50        6,000,000
            VIRGINIA
   5,000    Virginia, Ser 1997 BANs ....................................................3.50      08/18/98    3.50        5,000,000
            WASHINGTON
            Seattle,
   6,000    Municipal Light & Power Ser 1991 B .........................................3.45      07/22/98    3.45        6,000,000
  11,300    Municipal Light & Power Ser 1991 B .........................................3.50      08/25/98    3.50       11,300,000
   5,000    Municipal Light & Power Ser 1990 ...........................................3.625     10/28/98    3.625       5,000,000
            WISCONSIN
   6,907    Wisconsin, Ser 1997 A ......................................................3.75      07/28/98    3.75        6,907,000
                                                                                                                        ------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $179,107,000).............................................179,107,000
            SHORT-TERM MUNICIPAL NOTES (12.5%)                                                                          ------------
            INDIANA
   6,750    Indianapolis Local Improvment Bond Bank, Ser 1998 D Notes, dtd 06/18/98.....4.25      01/11/99    3.65        6,771,066
            IOWA
  11,000    Iowa School Corporations, Warrant Certificates 1998-99 Ser A (FSA),
            dtd 06/25/98 ...............................................................4.50      06/25/99    3.65       11,088,717
            KENTUCKY
   5,000    Kentucky Asset/Liability Commission, 1998 Ser A TRANs,
            dtd 07/01/98 (WI) ..........................................................4.50      06/25/99    3.57        5,044,150
            MICHIGAN
  10,000    Michigan Municipal Bond Authority, Ser 1997 B Notes, dtd 07/02/97 ..........4.50      07/02/98    3.89       10,000,160
            NEW MEXICO
  10,000    New Mexico, Ser 1998-1999 TRANs, dtd 07/02/98 (WI) .........................4.25      06/30/99    3.60       10,062,400
            PENNSYLVANIA
   6,000    Temple University, Ser 1998 B, dtd 05/15/98 ................................4.50      05/14/99    3.75        6,037,622
            TEXAS
   5,000    Texas, Ser 1997 A TRANs, dtd 09/02/97 ......................................4.75      08/31/98    3.73        5,008,040




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                                                                                                         YIELD TO
 PRINCIPAL                                                                                               MATURITY
 AMOUNT IN                                                                          COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                           RATE      DATE      PURCHASE       VALUE
-----------                                                                        -------- ---------- ----------- -------------
            WISCONSIN
 $10,000    Wisconsin, Operating Notes of 1998, dtd 07/01/98 (WI) .................4.50 %   06/15/99     3.55 %    $ 10,087,700
                                                                                                                   ------------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $64,099,855).........................................   64,099,855
                                                                                                                   ------------
            TOTAL INVESTMENTS (Amortized Cost $543,686,855) (a) ........................................ 105.7%     543,686,855

            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .............................................  (5.7)     (29,591,957)
                                                                                                         ------    ------------
            NET ASSETS ................................................................................. 100.0%    $514,094,898
                                                                                                         ======    ============

-------------------------
BANs    Bond Anticipation Notes.
COPs    Certificates of Participation.
NRU-CFC National Rural Utilities -- Cooperative Finance Corporation.
TRANs   Tax and Revenue Anticipation Notes.
WI      Security purchased on a "when-issued" basis.
+       Rate shown is the rate in effect at June 30, 1998.
*       Date in which the principal amount can be recovered through demand.
** All or a portion of these securities are segregated in connection with the purchase of "when-issued" and delayed delivery securities.
(a)     Cost is the same for federal income tax purposes.


Bond Insurance:
---------------
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

EDGAR PASSTHROUGH ERROR

ASSETS :
Investments in securities, at value
   (amortized cost $543,686,855) ............    $543,686,855
Cash ........................................         923,605
Interest receivable .........................       3,303,025
Prepaid expenses and other assets ...........         115,049
                                                 ------------
  TOTAL ASSETS ..............................     548,028,534
                                                 ------------
LIABILITIES:
Payable for:
  Investments purchased .....................      31,194,250
     Shares of beneficial interest
        repurchased .........................       2,365,335
  Investment management fee .................         229,797
  Plan of distribution fee ..................          46,334
Accrued expenses and other payables .........          97,920
                                                 ------------
  TOTAL LIABILITIES .........................      33,933,636
                                                 ------------
  NET ASSETS ................................    $514,094,898
                                                 ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................    $514,094,326
Accumulated undistributed net investment
   income ...................................             927
Accumulated net realized loss ...............            (355)
                                                 ------------
  NET ASSETS ................................    $514,094,898
                                                 ============
NET ASSET VALUE PER SHARE,
   514,094,326 shares outstanding
   (unlimited shares authorized of $.01 par
   value) ...................................          $1.00
                                                       =====



STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ..........................    $9,593,535
                                              ----------
EXPENSES
Investment management fee ................     1,336,398
Plan of distribution fee .................       252,020
Transfer agent fees and expenses .........       214,865
Registration fees ........................        38,645
Shareholder reports and notices ..........        27,611
Professional fees ........................        22,748
Custodian fees ...........................        13,663
Trustees' fees and expenses ..............         9,754
Other ....................................         4,261
                                              ----------
  TOTAL EXPENSES .........................     1,919,965
Less: expense offset .....................       (13,619)
                                              ----------
  NET EXPENSES ...........................     1,906,346
                                              ----------
NET INVESTMENT INCOME ....................     7,687,189
NET REALIZED GAIN ........................         2,153
                                              ----------
NET INCREASE .............................    $7,689,342
                                              ==========



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1998   DECEMBER 31, 1997
                                                       --------------- ------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $  7,687,189     $  16,002,243
Net realized gain ....................................         2,153                --
                                                        ------------     -------------
  NET INCREASE .......................................     7,689,342        16,002,243
Dividends from net investment income .................    (7,686,717)      (16,002,394)
Net decrease from transactions in shares of beneficial
  interest ...........................................    (3,345,940)       (4,440,989)
                                                        ------------     -------------
  NET DECREASE .......................................    (3,343,315)       (4,441,140)
NET ASSETS:
Beginning of period ..................................   517,438,213       521,879,353
                                                        ------------     -------------
  END OF PERIOD
   (Including undistributed net investment income of
   $927 and $455, respectively) ......................  $514,094,898     $ 517,438,213
                                                        ============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland in 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.09%.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1998 aggregated $568,658,576 and $543,147,322, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,965. At June 30, 1998, the Fund had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                          FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED            ENDED
                                                         JUNE 30, 1998      DECEMBER 31, 1997
                                                       -----------------   ------------------
                                                          (unaudited)
Shares sold ........................................       572,757,247        1,145,733,981
Shares issued in reinvestment of dividends .........         7,686,717           16,002,394
                                                           -----------        -------------
                                                           580,443,964        1,161,736,375
Shares repurchased .................................      (583,789,904)      (1,166,177,364)
                                                          ------------       --------------
Net decrease in shares outstanding .................        (3,345,940)          (4,440,989)
                                                          ============       ==============

6. FEDERAL INCOME TAX STATUS

At December 31, 1997, the Fund had a net capital loss carryover of approximately $2,500 which will be available through December 31, 2002 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,
                                                     MONTHS ENDED   ---------------------------------------------------
                                                     JUNE 30, 1998     1997     1996     1995     1994     1993
                                                    -------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE :
Net asset value, beginning of period .............. $ 1.00            $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                    ------            ------    ------   ------   ------   ------
Net investment income .............................  0.014             0.029     0.028    0.032    0.022    0.018
Less dividends from net investment income ......... (0.014)           (0.029)   (0.028)  (0.032)  (0.022)  (0.018)
                                                    ------            ------    ------   ------   ------   ------
Net asset value, end of period .................... $ 1.00            $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                    ======            ======    ======   ======   ======   ======
TOTAL INVESTMENT RETURN ...........................   1.42%(1)          2.98%     2.83%    3.22%    2.25%    1.85%
RATIOS TO AVERAGE NET ASSETS :
Expenses ..........................................   0.71% (2)(3)      0.72% (3) 0.71%    0.72%    0.71%    0.71%
Net investment income .............................   2.84% (2)         2.93%     2.76%    3.16%    2.22%    1.83%
SUPPLEMENTAL DATA :
Net assets, end of period, in millions ............ $  514            $  517    $  522   $  522   $  544   $  568



-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson                                            Morgan Stanley
Micheal E. Nugent                                                Dean Witter
Philip J. Purcell                                                Tax-Free Daily
John L. Schroeder                                                Income Trust

OFFICERS
----------------------------------                                   [LOGO]
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Ce                                        Semiannual Report
New York, New York 10048                                      June 30, 1998


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.